Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2011
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	September 30, 2011 (unaudited)		December 31, 2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	728	842	748	874
Civil claims	489	314	510	410
Tax - related actions	663	453	746	442
Others	29	5	39	5
	1,909	1,614	2,043	1,731

Changes in the provisions for asset retirement obligations

	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Beginning of period	1,410	1,368	1,162	1,368	1,116
Accretion expense	29	30	21	100	79
Liabilities settled in the current period	(11)	(20)	(2)	(41)	(12)
Revisions in estimated cash flows (*)	(3)	(10)	(11)	(76)	15
Cumulative translation adjustment	(152)	42	60	(78)	32
End of period	1,273	1,410	1,230	1,273	1,230

Current liabilities	54	56	79	54	79
Non-current liabilities	1,219	1,354	1,151	1,219	1,151
Total	1,273	1,410	1,230	1,273	1,230